Document and Entity Information	Jun. 30, 2022
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	MFS SERIES TRUST XVI
Entity Central Index Key	0000063067
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 08, 2022
Document Effective Date	Dec. 08, 2022
Prospectus Date	Oct. 24, 2022
MFS Prudent Investor Fund | A
Prospectus:
Trading Symbol	FPPAX
MFS Prudent Investor Fund | B
Prospectus:
Trading Symbol	FPPDX
MFS Prudent Investor Fund | C
Prospectus:
Trading Symbol	FPPEX
MFS Prudent Investor Fund | I
Prospectus:
Trading Symbol	FPPJX
MFS Prudent Investor Fund | R1
Prospectus:
Trading Symbol	FPPRX
MFS Prudent Investor Fund | R2
Prospectus:
Trading Symbol	FPPSX
MFS Prudent Investor Fund | R3
Prospectus:
Trading Symbol	FPPQX
MFS Prudent Investor Fund | R4
Prospectus:
Trading Symbol	FPPUX
MFS Prudent Investor Fund | R6
Prospectus:
Trading Symbol	FPPVX